ACCOUNTS RECEIVABLE Schedule of movement in the allowance for doubtful accounts (Details) - Trade receivables [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement in the allowance for doubtful accounts
Balance, beginning of year	$ 2,968	$ 1,827	$ 2,486
Bad debt expense (recovery)	490	(1,159)	535
Write-offs and settlements	(285)	9	(194)
Foreign exchange	(3)	(27)	70
Balance, end of year	$ 3,170	$ 2,968	$ 1,827